Cover	Aug. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2022
Entity File Number	000-17119
Entity Registrant Name	QUANTRX BIOMEDICAL CORPORATION
Entity Central Index Key	0000820608
Entity Tax Identification Number	33-0202574
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10190 SW 90th Avenue
Entity Address, City or Town	Tualatin
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97123
City Area Code	(212)
Local Phone Number	980-2235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false